Share Capital	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Text Block [Abstract]
Share Capital
NOTE 13 - SHARE CAPITAL
a) Common shares
The Company has an unlimited number of authorized voting common shares with no par value. During the nine months ended September 30, 2022, the Company issued 22,696 common shares on exercise of Restricted Share Units (Note 14(b)).
Common shares in escrow
At September 30, 2022, the Company has 441,913 (December 31, 2021 - 681,024) common shares subject to escrow conditions resulting from business combinations and asset acquisitions in prior years.
b) Warrants
The Company’s warrants outstanding as at September 30, 2022 are as follows and include both warrants classified as equity-settled and warrants classified as financial liabilities (Note 12):

	Number of Warrants	Weighted Average Exercise Price
Balance, December 31, 2021	8,481,929	$8.83
Issued	183,486	5.45
Expired	(544,707)	14.28

Balance, September 30, 2022	8,120,708	$8.39

On January 17, 2022, the Company issued warrants to ATB to purchase an equivalent number of common shares of the Company and the warrant liability of $195,066 described in Note 12(c) was derecognized with an offsetting credit to contributed surplus for the value assigned to the warrants.
The weighted average remaining contractual life of outstanding warrants was 2.5 years at September 30, 2022 (December 31, 2021 - 3.1 years).

NOTE 19 - SHARE CAPITAL

a)	Common shares
The Company has an unlimited number of authorized voting shares with no par value. The following is a summary of shares issued during the year ended December 31, 2021. The Company issued 71,190 common shares on exercise of Restricted Share Units (“RSUs”) (Note 20(b)).
Brokered public offering
On April 15, 2021, the Company closed a public offering of 2,300,000 units of the Company at a price of $6.30 per unit for aggregate gross proceeds of $14,490,000. Each unit consists of one common share and one common share purchase warrant. Each warrant entitles the holder to purchase one common share at an exercise price of $8.55 for 36 months following closing subject to adjustment in certain events.
The public offering was brokered, and the underwriting agent received cash commissions of $1,014,300 or 7% of the gross proceeds under the offering. In addition, the Company also incurred $459,986 of share issuance costs in connection with the offering, for total net proceeds of $13,015,714. Net proceeds were allocated $12,395,918 to share capital with the residual of $619,796 allocated to warrants which is included in contributed surplus in the consolidated statement of changes in equity for the year ended December 31, 2021.
Non-brokered private placement offering
On August 13, 2021, the Company completed a non-brokered private placement, pursuant to a subscription agreement dated July 12, 2021, of 75,676 units of the Company at a unit price of $5.55 for gross proceeds of $420,000. Each unit consists of one common share and one share purchase warrant at an exercise price of $8.55 per common share with warrants expiring April 2024. Net proceeds of $420,000 were allocated fully to the common shares.
Conversion of 2021 Convertible Debentures
On August 13, 2021, the Company extinguished 99.2% of the principal and accrued interest of the 2021 Debentures (Note 14(b)). The principal and interest payable balance of converted debentures was settled by issuing an aggregate of 2,107,787 common shares and 2,107,787 common share purchase warrants. The value of the common shares at August 13, 2021, net of transaction costs was $14,436,728. See Note 15 for description of warrants issued.
USD Brokered public offering
On November 29, 2021, the Company closed a public offering of 2,100,000 units of the Company at US$4.50 per unit for aggregate gross proceeds of $12,040,198 (US$9,450,000) and net proceeds of $10,912,251 after underwriting discounts and commissions payable. On December 3, 2021, an additional 315,000 units, representing the over-allotment option under the offering, were issued for aggregate gross proceeds of $1,820,070 (US$1,417,450) and net proceeds of $1,674,464. Each unit consists of one common share of the Company and one common share purchase warrant. Each warrant entitles the holder to purchase one common share, a warrant share, at an exercise price of US$4.75 per warrant share for five years following closing subject to adjustment in certain circumstances. The common shares and the share purchase warrants were issued separately.
Gross proceeds were allocated $5,302,004 to the warrants with the residual of $8,558,264 allocated to share capital. Transaction costs of $1,738,087 associated with the issuance of the units were allocated proportionately with the allocation of gross proceeds with $1,073,262 net against share capital and $664,825 allocated to finance costs (Note 22).
The Company also issued warrants to the underwriter of the offering to purchase 126,000 common shares at an exercise price of US$4.95 which are exercisable to May 22, 2025. The fair value of these warrants of $162,947 were recorded to contributed surplus and are considered transaction costs of which a portion is expensed in the consolidated statements of loss and comprehensive loss.
In addition to the transaction costs associated with the issuance of the units, the Company incurred additional expenses related to the registration process and listing of its common shares on the NASDAQ which are included in general and administrative costs in the consolidated statements of loss and comprehensive loss.
Common shares in escrow
At December 31, 2021, the Company has 681,024 (December 31, 2020 - 1,674,284; December 31, 2019 - 2,381,826) common shares subject to escrow conditions resulting from business combinations and asset acquisitions in prior years. There were no additional common shares subject to escrow conditions added during the year ended December 31, 2021. Escrow restrictions will be released on 458,599 shares in the year ending December 31, 2022, and the remaining 222,425 shares in the year ending December 31, 2023.
Shares issued for debt settlement
During February and September 2019, the Company issued 1,964 and 5,000 common shares respectively for settlement of outstanding debt to vendors for services provided. The Company valued these common shares based on the trading price of the Company’s shares on the date of issuance.

b) Warrants
The Company’s warrants outstanding at December 31, 2021, 2020 and 2019 are as follows and includes warrants classified as equity-settled and warrants classified as financial liabilities (Note 15):

	Number of Warrants	Weighted Average Exercise Price $

December 31, 2018	1,104,378	$ 13.50

Issued	19,957	$ 14.46

Exercised	(133,176)	$ 12.96

Expired	(209,899)	13.50

December 31, 2019	781,260	$ 13.80

Issued	2,433,081	13.72

Exercised	(1,228,935)	12.06

Expired	(53,880)	13.31

December 31, 2020	1,931,526	$ 14.82

Issued	7,140,223	7.64

Expired	(589,820)	13.97

December 31, 2021	8,481,929	$ 8.83
During the year ended December 31, 2021, the Company issued share purchase warrants in conjunction with the following transactions:
Equity classified warrants

•
115,760 warrants to brokers in connection with the issuance of the 2021 Debentures (Note 14(b)). Warrants issued to brokers are denominated in USD with exercise prices that range between $4.12 (US$3.42) and $8.28 (US$6.60) and are exercisable for 24 months with maturity dates ranging from December 2022 to May 2023.

The total fair value of warrants issued to brokers of $294,894 was calculated using the Black-Scholes model with the following weighted average inputs and assumptions: issue date share price of $6.39; exercise price of $5.85; risk-free rate of 0.26%; expected life of 1.88 years; expected volatility of 69%; and no expected dividends.

•	2,300,000 warrants in connection with the April 15, 2021 public offering (Note 19(a));

•	75,676 warrants in connection with the non-brokered private placement offering (Note 19(a)); and

•
126,000 warrants issued to the underwriter of the November 2021 USD public offering (Note 19(a)). The total fair value of warrants of $162,947 was calculated using the Black-Scholes model with the following inputs and assumptions: issue date share price of $5.70; exercise price of $6.31; risk-free rate of 1.04%; expected life of 3.48 years; expected volatility of 45%; and no expected dividends.

Derivative liability warrants

•	2,107,787 warrants in connection with the August 13, 2021, conversion and interest settlement of the majority of the 2021 Debentures (Note 14(b)); and

•	2,415,000 warrants in connection with the November 2021 USD public offering (Note 19(a); Note 15).
Warrants outstanding at December 31, 2021 were as follows:

Expiry Date	Exercise Price $	Outstanding Warrants

June 2022	15.00	19,584

July 2022	14.25	525,114

December 2022	5.63	1,000

January 2023	5.72	37,400

January 2023	6.97	25,400

February 2023	7.80	8,000

March 2023	8.28	9,000

May 2023	4.12	34,960

April 2024	8.55	2,375,676

June 2024	22.50	3,333

August 2024	8.60	2,107,787

January 2025	16.20	611,027

May 2025	6.31	126,000

July 2025	14.25	182,648

November 2026	6.05	2,415,000

	$ 8.83	8,481,929
The weighted average remaining contractual life of outstanding warrants was 3.09 years at December 31, 2021 (December 31, 2020 - 2.29 years; December 31, 2019 - 1.37 years). Exercise prices for warrants denominated in USD as presented above were converted to the C$ equivalent exercise prices on the date of the applicable transaction.